Operating loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating loss for the year is stated after charging/(crediting):
Amortisation	€ 304,830	€ 304,830	€ 254,025
Exchange loss/gains	220	(2)
Research and development costs	€ (0)	€ 8,159